SUPPLIERS	12 Months Ended
Dec. 31, 2018
SUPPLIERS
SUPPLIERS

NOTE 19 - SUPPLIERS

	12/31/2018	12/31/2017
CURRENT
Goods, Materials and Services	2,523,449	7,652,713
Energy Purchased for Resale	835,607	1,309,172
CCEE - Short-term energy	1,494	105,602
Parcels of BR Distribuidora	—	1,376,265
	3,360,550	10,443,752

NON-CURRENT
Goods, Materials and Services	16,555	14,031
Parcels of Petrobras	—	7,618,031
Energy Purchased for Resale	—	163,283
	16,555	7,795,345
	3,377,105	18,239,097

In the liabilities of suppliers, transactions involving the supply of goods, materials and services are recorded. In 2018 the balances of suppliers of the distributors Amazonas D and CEAL were reclassified to held for sale. In the 2017 balance, the balance with Companhia de Gás do Amazonas - CIGÁS stands out in the amount of R$ 5,286,531 on December 31, 2017, related to the supply of oil derivatives for the production of electricity.

The contract between BR Distribuidora and CIGÁS, with the intervention-consent of Amazonas Distribuidora, the object of which is the sale by BR Distribuidora, and the purchase, by CIGÁS, for the purposes of thermoelectric generation by Amazonas Distribuidora de Energia S.A., or to another electric power generation concessionaire or Independent Electric Energy Producer - PIE, provides, in a specific clause, that the credits that CIGÁS has against Amazonas Distribuidora that have been overdue for more than forty-five days and that are subject to transfer to BR Distribuidora will be automatically assigned to Petrobras, regardless of any notification. The accumulated amount of these credits due until December 31, 2017 was R$ 4,755,704.

•	Gas supply contract - Difference in the price of the gas transportation portion

The gas supply contract provides the “open book” modality for the transportation portion, which is characterized by the reimbursement of the direct and indirect costs of the contracted party and the compensation for the investment is given through a fixed rate to be applied on the total of the costs incurred.

The issue of the definition of a rate for gas transportation was regulated on October 18, 2016, through ANEEL Resolution No. 2,159/2016, which set the limit, for the purpose of reimbursement by CCC of the transportation portion of the natural gas contract between Amazonas Distribuidora and CIGÁS, at R$ 12.0371/MMBtu (base December 2009) without taxes, which should be applied, with due corrections, from the beginning of the contract.